SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Capital leases

Capital leases

The Company entered into a three-year capital lease agreement in which it purchased lab equipment for its operations. This lease has a bargain purchase option at the end of the original lease term and has been classified as a capital lease. The capital lease lab equipment is included in property and equipment. The cost of the lab equipment is depreciated using the straight-line method over their estimated useful lives, which is five years.

Leases are capitalized under the criteria set forth in ASC 840, “Leases”, which establishes the four criteria of a capital lease. At least one of the four following criteria must be met for a lease to be considered a capital lease: (1) a transfer of ownership of the property to the lessee by the end of the lease term; (2) a bargain purchase option; (3) a lease term that is greater than or equal to 75 percent of the economic life of the leased property; (4) present value of the future minimum lease payments equals or exceeds 90 percent of the fair market value of the leased property. If none of the aforementioned criteria are met, the lease will be treated as an operating lease

At the commencement of the lease term, the leased asset is measured at the lower of the fair value of the leased asset or the present value of the minimum lease payments.

Recent Acounting Pronouncement

Recent Accounting Pronouncement

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, "Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting" (ASU 2016-09), to simplify the accounting for share-based payment transactions, including the income tax consequences, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance will be effective for us in the first quarter of 2017, and early adoption is permitted. We are still evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.